RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Revenues	$ 195	$ 245	$ 115
Accounts and other receivable, net	1,440	1,431
Accounts payable and other	571	473
Brookfield Business Corporation
Disclosure of transactions between related parties [line items]
Revenues	169	236	115
Financial assets	273	0
Accounts and other receivable, net	313	291
Accounts payable and other	8	9
Equity accounted investments of operating subsidiaries
Disclosure of transactions between related parties [line items]
Revenues	26	0	0
Other related parties
Disclosure of transactions between related parties [line items]
Revenues	0	9	$ 0
Accounts payable and other	9	10
Brookfield Business Partners
Disclosure of transactions between related parties [line items]
Accounts and other receivable, net	1,127	1,140
Accounts payable and other	554	454
Brookfield Wealth Solutions
Disclosure of transactions between related parties [line items]
Non-recourse borrowings in subsidiaries of the company	$ 38	$ 44